Average Annual Total Returns - Delaware Tax-Free Colorado Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	1.52%	4.17%	3.72%	(1.42%)	3.25%	3.36%	(1.42%)	3.25%	3.36%	0.12%	3.19%	3.34%	1.49%	3.43%	3.06%	3.52%	4.47%	4.82%	Dec. 31, 2013